Trade and Other Receivables - Additional Information (Detail)	Jun. 30, 2021	Jun. 30, 2020
Later than three months [member]
Disclosure of detailed information about trade and other receivables [line item]
Accounts receivables percent	5.00%	1.00%
OEM and Distributor Partners [member] | Customer One [member]
Disclosure of detailed information about trade and other receivables [line item]
Accounts receivables percent	37.00%	55.00%
OEM and Distributor Partners [member] | Customer Two [member]
Disclosure of detailed information about trade and other receivables [line item]
Accounts receivables percent	26.00%	16.00%
OEM and Distributor Partners [member] | Customer Three [member]
Disclosure of detailed information about trade and other receivables [line item]
Accounts receivables percent	20.00%	16.00%